The James Advantage Funds

1290 Broadway, Suite 1100

Denver, CO 80203

June 3, 2011

U.S. Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	The James Advantage Funds (the “Registrant”)

File Nos. 333-37277 and 811-8411

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information filed with the Commission May 25, 2011, to the Prospectus dated May 23, 2011, for James Long-Short Fund. The purpose of the filing is to submit the 497(c) filing in XBRL for the James Long-Short Fund.

If you have any questions regarding this filing, please contact me at 720-917-0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Assistant Secretary